Paras Madho
Director
Securities Operations

NYSE Group

[redacted]

08024844

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

February 13, 2008

Received SEC
FEB 13 2008
Washington, DC 20549

1- 13270

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Flotek Industries, Inc., Convertible Senior Notes due 2028 and guarantees and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 12, 2008. Tentative listing date – February 14, 2008.

Sincerely,

PROCESSED
FEB 15 2008
THOMSON
FINANCIAL

END